Related party transactions - Remuneration of directors and key management of the Company (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Related party transactions
Salaries and benefits	$ 453,128	$ 259,128	$ 891,140	$ 514,399
Share-based payments - capital stock		24,179	29,588	87,850
Remuneration of directors and key management of the company	473,579	287,501	958,278	614,132
Restricted share unit
Related party transactions
Share-based payments - stock options	17,873		30,980
Stock options
Related party transactions
Share-based payments - stock options	$ 2,578	$ 4,194	$ 6,570	$ 11,883